SHARE WARRANT OBLIGATIONS	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
SHARE WARRANT OBLIGATIONS	SHARE WARRANT OBLIGATIONS
14.1 Warrants issued to a customer
On July 1, 2020, in connection with the entering into of a master purchase agreement and a work order (collectively, the “MPA”) with Amazon Logistics, Inc., the Company issued warrants to purchase common shares of the Company (the “Warrant”) to Amazon.com NV Investment Holdings LLC (the “Warrantholder”) which vests, subject to the terms and conditions contained therein, based on the aggregate amount of spending by Amazon.com, Inc. and its affiliates on the Group’s products or services.
14 - SHARE WARRANT OBLIGATIONS (CONTINUED)
14.1 Warrants issued to a customer (continued)
At the election of the Warrantholder, any vested portion of the Warrant can be exercised either on a cash basis by the payment of the applicable exercise price or on a net issuance basis based on the in-the-money value of the Warrant. The exercise price of the Warrant corresponds to $5.66 per share. The Warrant grants the Warrantholder the right to acquire up to 35,350,003 common shares of the Company.
There was an initial vesting of a portion of the Warrant which was exercisable for 5,302,511 common shares as at December 31, 2023 and December 31, 2022. The remaining portion of the Warrant vests in three tranches based on the aggregate amount of spending by Amazon.com, Inc. and its affiliates on Group products or services.
The Warrant has a term of 8 years. Full vesting of the Warrant requires spending of at least $1.2 billion on Group products or services over the term of the Warrant, subject to accelerated vesting upon the occurrence of certain events, including a change of control of the Group or a termination of the MPA for cause.
The fair value of the Warrant was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2023	December 31, 2022

Exercise price ($)	5.66	5.66
Share price ($)	1.77	2.24
Volatility (%)	57%	43%
Risk-free interest rate (%)	3.30%	3.38%
Expected warrant life (years)	4.50	5.50
The Group has recognized the following contract asset and share warrant obligation:

	December 31, 2023	December 31, 2022
	$	$
Contract asset
Beginning Balance	13,211,006	14,113,415
Foreign currency translation adjustment	317,640	(902,409)
Ending Balance	13,528,646	13,211,006
14 - SHARE WARRANT OBLIGATIONS (CONTINUED)
14.1 Warrants issued to a customer (continued)

Share warrant obligation
Beginning Balance	2,172,269	30,871,444
Fair value adjustment	(262,569)	(28,281,579)
Foreign currency translation adjustment	(11,909)	(417,596)
Ending Balance	1,897,791	2,172,269
14.2 Warrants issued as part of the business combination transaction
Upon completion of the business combination transaction on May 6, 2021, each outstanding warrant to purchase shares of Northern Genesis Acquisition Corp. (“NGA”)’s common stock was converted into a warrant to acquire one common share of the Company at a price of $11.50 per share. A total of 27,111,741 NGA warrants were converted into 27,111,741 Business Combination Warrants, 15,972,672 of which are publicly traded and 11,139,069 of which are private. As at December 31, 2023 and December 31, 2022 , there were 27,111,323 Business Combination Warrants outstanding of which 15,972,364 are publicly traded and 11,138,959 are private.
Each Business Combination Warrant entitles the holder to acquire one common share at an exercise price of $11.50 per share until May 6, 2026, subject to adjustment in certain customary events. The public Business Combination Warrants may be redeemed by the Company, in whole at a price of $0.01 per public Business Combination Warrant, provided that the last reported sales price of the Company’s common shares equals or exceeds $18.00 per share for any 20 trading days within a 30 trading-day period commencing once the public Business Combination Warrants become exercisable and ending on the third trading day prior to the date on which the Company gives proper notice of such redemption.
The fair value of the public warrants was determined using their market trading price as follows:

	December 31, 2023	December 31, 2022
Warrant price ($)	0.05	0.45
Each private Business Combination Warrant may not be redeemed by the Company so long as they are held by Northern Genesis Sponsor LLC or any of its permitted transferees. Once transferred to any person that is not Northern Genesis Sponsor LLC or any of its permitted transferees, a private Business Combination Warrant becomes treated as a public Business Combination Warrant.
14 - SHARE WARRANT OBLIGATIONS (CONTINUED)
14.2 Warrants issued as part of the business combination transaction (continued)
The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2023	December 31, 2022

Exercise price ($)	11.50	11.50
Share price ($)	1.77	2.24
Volatility (%)	53%	50%
Risk-free interest rate (%)	3.81%	3.68%
Expected warrant life (years)	2.33	3.33
The expected volatility was determined by reference to historical data of comparable share prices over the expected life of the warrants.
The Group has recognized the following warrant obligations:

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2023	7,075,767	914,881	7,990,648
Fair value adjustment	(6,173,511)	(727,873)	(6,901,384)
Foreign currency translation adjustment	3,481	(9,825)	(6,344)
Balance at December 31, 2023	905,737	177,183	1,082,920

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2022	42,961,675	32,392,815	75,354,490
Fair value adjustment	(35,011,131)	(31,200,119)	(66,211,250)
Exercised	(348)	—	(348)
Foreign currency translation adjustment	(874,429)	(277,815)	(1,152,244)
Balance at December 31, 2022	7,075,767	914,881	7,990,648
14 - SHARE WARRANT OBLIGATIONS (CONTINUED)
14.3 Warrants issued as part of the December 2022 Offering
On December 16, 2022, the Company closed the "December 2022 Offering", pursuant to which the Company issued of 19,685,040 "2022 Warrants". On January 17, 2023, the Company announced the exercise and closing of the underwriters’ over-allotment option with respect to the offering of units closed in December 2022, pursuant to which the Company issued 2,952,755 2022 Warrants. Each whole 2022 Warrant entitles the holder to purchase one common share for a price of $2.80 per share for a period of five years ending on December 15, 2027, subject to adjustment in certain customary events.
The over-allotment option aggregate gross proceeds of $2,907,226 were allocated to the warrants, representing the fair value of the warrants on the day of issuance. Issuance fees of $247,586 were recognized in administrative expenses in the consolidated statements of earnings (loss) and comprehensive loss and related to legal and other professional costs ($58,916) and net commissions paid to the agents ($188,670). As at December 31, 2023 and December 31, 2022, all warrants are outstanding.
The fair value of the warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	January 17, 2023	December 16, 2022

Exercise price ($)	2.80	2.80
Share price ($)	2.49	2.54
Volatility (%)	45%	44%
Risk-free interest rate (%)	2.95%	3.07%
Expected warrant life (years)	5.00	5.00
The expected volatility was determined by reference to historical data of comparable share prices over the expected life of the warrants.
The fair value of the 2022 Warrants was determined using their market trading price as follows:

	December 31, 2023	December 31, 2022
Warrant price ($)	0.41	0.70
14 - SHARE WARRANT OBLIGATIONS (CONTINUED)
14.3 Warrants issued as part of the December 2022 Offering (continued)
The Group has recognized the following warrant obligation:

	December 31, 2023	December 31, 2022
	$	$
Beginning balance	13,080,646	19,913,196
Additions	2,907,226	—
Fair value adjustment	(7,378,042)	(6,975,357)
Foreign currency translation adjustment	(51,764)	142,807
Ending balance	8,558,066	13,080,646
14.4 July 2023 Warrants issued as part of 2023 Debenture Financing
In connection with the 2023 Debenture Financing, the Company issued Warrants to holders of Non-Convertible Debentures (refer to Note 12.7) entitling them to purchase, at any time after six (6) months following the issuance thereof until July 19, 2028, 22,500,000 Common Shares in the aggregate at an exercise price of C$2.81 per Common Share (representing the 5-day VWAP of the Common Shares on the Toronto Stock Exchange ("TSX") as of July 14, 2023). The exercise price of the Warrants is subject to customary adjustments, including for share splits or consolidation, share dividends, rights offerings, asset or other distributions and above market repurchases of shares (including above market exchanges or tender offers), in each case in compliance with the rules and requirements of the TSX relating to anti-dilution mechanisms.
Upon a change of control of the Company, the Company will have the right to redeem and cancel all of the outstanding Warrants for a cash purchase price based on the remaining term of the Warrants and the value of the consideration offered or payable per Common Share in the transaction constituting the change of control. In addition, upon a change of control of the Company resulting in (or which is reasonably anticipated to result in) the Common Shares ceasing to be listed on a stock exchange, the holders of Warrants may require the Company to redeem and cancel all Warrants at the Redemption Price subject to and on the date such transaction resulting in a change of control is completed. Pursuant to applicable Canadian securities laws, the Warrants (and any Common Shares issuable upon exercise) will be subject to a hold period expiring on November 20, 2023.
14 - SHARE WARRANT OBLIGATIONS (CONTINUED)
14.4 July 2023 Warrants issued as part of 2023 Debenture Financing (continued)
The fair value of the warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2023	July 19, 2023

Exercise price (C$)	2.81	2.81
Share price (C$)	2.36	2.78
Volatility (%)	57%	57%
Risk-free interest rate (%)	3.28%	3.76%
Expected warrant life (years)	4.54	5.00
The expected volatility was determined by reference to historical data of comparable share prices over the expected life of the warrants. The Group has recognized the following warrant obligation:

December 31, 2023
$
Beginning balance at July 19, 2023	24,767,843
Fair value adjustment	(6,421,117)
Foreign currency translation adjustment	(303,300)
Ending balance	18,043,426
During the year ended December 31, 2023, transaction costs of $1,071,629 were recognized as finance costs in the consolidated statements of earnings (loss) and comprehensive loss.